Associates and Joint Ventures	12 Months Ended
Dec. 31, 2018
Interests In Other Entities [Abstract]
Associates and Joint Ventures
Associates and joint ventures

The breakdown of items related to associates and joint ventures recognized in the consolidated statements of financial position and consolidated income statements is as follows:

Millions of euros	12/31/2018	12/31/2017
Investments accounted for by the equity method	68	77
Loans to associates and joint ventures	—	16
Receivables from associates and joint ventures for current operations (Note 12)	33	32
Financial debt, associates and joint ventures	104	10
Payables to associates and joint ventures (Note 19)	520	491

Millions of euros	2018	2017	2016
Share of income (loss) of investments accounted for by the equity method	4	5	(5)
Revenue from operations with associates and joint ventures	233	218	213
Expenses from operations with associates and joint ventures	14	20	32
Financial revenues with associates and joint ventures	1	—	—
Financial expenses with associates and joint ventures	—	—	2

The detail of the movement in investments in associates in 2018 and 2017 was as follows:

Investments accounted for by the equity method	Millions of euros
Balance at 12/31/16	76
Additions	8
Translation differences and other comprehensive income (loss)	(1)
Income (loss)	5
Dividends	(11)
Balance at 12/31/17	77
Additions	5
Disposals	(4)
Translation differences and other comprehensive income (loss)	2
Income (loss)	4
Dividends	(14)
Transfers and others	(2)
Balance at 12/31/18	68